UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	VP, IMD Accounting and Reporting
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 63,460

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 06/30/2011




						   	FAIR	SHARES/		Invest	Other	VOTING
NAME OF ISSUER			CLASS	CUSIP		VALUE	PRINCIPAL	Descret MNGR	AUTHORIT
GOODYEAR TIRE & RUBBER CUM 	PFD	382550309	1112 	20000 SH 	SOLE 		0
ISHARES S&P 500 INDEX FUND	COM	464287200	3973 	30000 SH 	SOLE 		30000
ISHARES IBOXX H/Y CORP BOND	COM	464288513	1598 	17500 SH 	SOLE 		17500
NEWTEK BUSINESS SERVICES INC	COM	652526104	177 	104794 SH 	SOLE 		104794
OMNICOM GRP CONV ZERO SR NT 	DEB	681919AV8	20456   19900000 PRN  	SOLE 		0
PEABODY ENERGY CORP CONV	DEB	704549AG9	3683 	3000000 PRN 	SOLE 		0
SPDR TRUST SERIES 1		COM	78462F103	6994 	53000 SH 	SOLE 		53000
TRANSOCEAN INC CONV SR NT 	DEB	893830AV1	14981   15000000 PRN  	SOLE 		0
TRANSOCEAN CONV SR NT PT	DEB	893830AW9	10466	10680000 PRN	SOLE		0
ST PAUL TRAVELERS COS INC	COM	89417E109	20 	341 SH 		SOLE 		341